Consolidated Statements Of Operations And Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Cost of revenues:
Funding cost	¥ (583)	$ (91)	¥ (16,525)	¥ (51,759)
(Provision)/Reversal for credit losses	1,934	303	(45,090)	(33,942)
Origination and servicing cost	(94,186)	(14,780)	(100,760)	(290,398)
(Cost on)/Recover of guarantee	4,689	736	(100,347)	(193,426)
Service cost charged by Jimu Group-related party	(1,574)	(247)	(23,052)	(200,163)
Cost of revenues	(89,720)	(14,079)	(285,774)	(769,688)
Revenues:
Total revenues	173,240	27,185	378,264	1,285,236
Gross profit	83,520	13,106	92,490	515,548
Operating expenses:
Sales and marketing expenses	(40,936)	(6,424)	(44,697)	(69,593)
General and administrative expenses	(88,111)	(13,827)	(147,753)	(1,095,311)
Research and development expenses	(22,714)	(3,564)	(37,521)	(79,079)
Impairment loss of goodwill and intangible assets	(3,096)	(486)	(69,358)
Total operating expenses	(154,857)	(24,301)	(299,329)	(1,243,983)
Operating loss	(71,337)	(11,195)	(206,839)	(728,435)
Loss from equity method investments			(11,523)	(8,149)
Loss from disposal of a subsidiary	(5,498)	(863)
Impairment on prepayment for long-term investment			(15,908)	(200,000)
Impairment loss on equity investment			(15,908)
Interest expenses, net	(32,453)	(5,093)	(34,332)	(19,017)
Other income, net	7,340	1,152	21,658	7,923
Interest income from related parties				43,156
Loss before income tax expense	(101,948)	(15,999)	(246,944)	(904,522)
Income tax expense	(6,872)	(1,078)	(49,196)	(1,968)
Net loss	(108,820)	(17,077)	(296,140)	(906,490)
Net loss attributable to non-controlling interest	(7,091)	(1,113)	(2,205)	(595)
Net loss attributable to Pintec Technology Holdings Limited shareholders	(101,729)	(15,964)	(293,935)	(905,895)
Other comprehensive income/(loss):
Fair value change in available for sale investment	(91)	(14)	(421)
Foreign currency translation adjustments, net of nil tax	(10,702)	(1,678)	(22,556)	11,876
Total other comprehensive income/(loss)	(10,793)	(1,692)	(22,977)	11,876
Total comprehensive loss	(119,613)	(18,769)	(319,117)	(894,614)
Total comprehensive loss attributable to non-controlling interest	(7,091)	(1,113)	(2,205)	(595)
Total comprehensive loss attributable to Pintec Technology Holdings Limited shareholders	¥ (112,522)	$ (17,656)	¥ (316,912)	¥ (894,019)
Loss per ordinary share
Basic and Diluted | (per share)	¥ (0.34)	$ (0.05)	¥ (0.99)	¥ (3.21)
Weighted average number of ordinary shares outstanding
Basic and Diluted | shares	299,714,670	299,714,670	297,334,389	282,129,663
Cost of revenues
Share-based compensation expenses included in
Share-based compensation expenses	¥ (13)	$ (2)	¥ 18	¥ 250
Sales and marketing expenses
Share-based compensation expenses included in
Share-based compensation expenses	354	56	3,182	1,565
General and administrative expenses
Share-based compensation expenses included in
Share-based compensation expenses	2,370	372	7,054	12,785
Research and development expenses
Share-based compensation expenses included in
Share-based compensation expenses	1,082	170	1,644	3,247
Technical service fees
Revenues:
Total revenues	115,272	18,088	330,665	1,077,760
Installment service fees
Revenues:
Total revenues	16,949	2,660	42,707	187,359
Wealth management service fees and others
Revenues:
Total revenues	¥ 41,019	$ 6,437	¥ 4,892	¥ 20,117